Net revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of revenue by type	Net revenues were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Revenues from:
Shipments of vehicles and sales of other goods	146,167	149,544	183,230
Other services provided(1)	4,765	4,422	4,018
Construction contract revenues	—	747	709
Lease installments from assets sold with a buy-back commitment	674	1,046	896
Interest income of financial services activities	1,902	1,119	691
Total Net revenues	153,508	156,878	189,544
(1) Includes income from operating leases arising from our financial services activities of €1,585 million, €701 million, €116 million in 2025,
2024 and 2023, respectively. These are included within Other activities

Schedule of revenue by geographical area	Net revenues by geographical area were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Net revenues in:
North America(1)	63,888	65,309	88,466
France	15,746	16,363	18,079
Brazil	11,723	13,577	13,742
Italy	10,440	11,166	11,790
Germany	7,956	8,371	10,467
United Kingdom	7,740	8,108	8,380
Türkiye	5,889	5,969	6,187
Spain	4,159	4,286	5,147
Argentina	3,652	1,413	1,524
Belgium	2,259	2,115	2,533
Austria	1,299	1,062	812
Netherlands	1,286	1,513	1,577
Portugal	1,284	1,252	1,335
Poland	1,247	1,166	1,204
Algeria	1,185	1,245	1,079
Morocco	783	609	464
Japan	738	894	1,377
China	382	638	1,141
Other countries	11,852	11,822	14,240
Total Net revenues	153,508	156,878	189,544
(1) Refers to the geographical area and not our North America reporting segment
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
(€ million)	2025	2024
North America(1)	51,633	62,276
France	17,120	19,020
Italy	7,045	7,696
Germany	5,140	5,079
Brazil	3,780	3,414
Spain	1,583	1,709
United Kingdom	1,290	1,476
Poland	1,172	1,116
Slovakia	582	615
Serbia	286	257
Other countries(2)	6,011	6,505
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	95,642	109,163
(1) Refers to the geographical area and not our North America reporting segment
(2) Includes the Netherlands, amounts here are individually immaterial

Schedule of revenue by segment and type	Net revenues attributed by segment for the years ended December 31, 2025, 2024 and 2023 were as follows:

2025	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	59,674	55,536	9,670	15,732	1,815	676	3,064	146,167
Other services provided	1,288	1,392	38	299	52	50	1,646	4,765
Construction contract revenues	—	—	—	—	—	—	—	—
Revenues from goods and services	60,962	56,928	9,708	16,031	1,867	726	4,710	150,932

Lease installments from assets sold with a buy-back commitment	—	674	—	—	—	—	—	674
Interest income from financial services activities	—	—	—	—	—	—	1,902	1,902
Total Net revenues	60,962	57,602	9,708	16,031	1,867	726	6,612	153,508

2024	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	62,111	56,282	10,022	15,544	1,930	984	2,671	149,544
Other services provided	1,338	1,516	87	339	61	54	1,027	4,422
Construction contract revenues	—	—	—	—	—	—	747	747
Revenues from goods and services	63,449	57,798	10,109	15,883	1,991	1,038	4,445	154,713

Lease installments from assets sold with a buy-back commitment	—	1,046	—	—	—	—	—	1,046
Interest income from financial services activities	—	—	—	—	—	—	1,119	1,119
Total Net revenues	63,449	58,844	10,109	15,883	1,991	1,038	5,564	156,878

2023	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Total
(€ million)
Revenues from:
Shipments of vehicles and sales of other goods	85,238	63,961	10,487	15,638	3,463	2,276	2,167	183,230
Other services provided	1,260	1,587	73	510	63	59	466	4,018
Construction contract revenues	—	—	—	—	—	—	709	709
Revenues from goods and services	86,498	65,548	10,560	16,148	3,526	2,335	3,342	187,957

Lease installments from assets sold with a buy-back commitment	—	896	—	—	—	—	—	896
Interest income from financial services activities	—	—	—	—	—	—	691	691
Total Net revenues	86,498	66,444	10,560	16,148	3,526	2,335	4,033	189,544